Summary of Significant Accounting Policies - Research and Development Expenses (Detail) (AUD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Research	1,194,323	1,829,411	1,511,772
Development	15,941,728	13,654,491	11,970,687
Research and development expenses	17,136,051	15,483,902	13,482,459